UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  September 30, 2006

Check here if Amendment [ ]: Amendment Number:_______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Schooner Capital Trust
Address:	745 Atlantic Avenue, 11th Floor
		Boston, MA  02111

13F file number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Stephen D. Maiocco
Title:	Treasurer
Phone:	(617) 357-9031

Signature, Place, and Date of signing:

Stephen D. Maiocco 	Boston, MA 		November 10, 2006
------------------	----------		----------------
[Signature]		[City, State]		[Date]



Report Type (Check only one.):

[X]	13F HOLDING REPORT
[ ]  	13F NOTICE
[ ]	13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	5
Form 13F Information Table Value Total:	$271,036


List of Other Included Managers:

None







                                                   Form 13F Information Table

                               Title of              Value     SHRS OR SH/ PUT/  INVESTMENT OTHER       VOTING AUTHORITY
           Name of Issuer        Class    Cusip     (x$1000)   PRN AMT PRN CALL  DISCRETION MNGRS   SOLE   SHARED   NONE
------------------------------ -------- ----------- --------  --------- -------- ---------- -----  ----------------------
IRON MTN INC PA                  COM    462846 10 6  264,346  6,156,171   SH     SOLE              4,189,111    1,967,060

GLENAYRE TECHNOLOGIES INC	 COM	377899 10 9    6,325  2,875,000	  SH	 SOLE		   2,875,000

BIOPURE CORP CL A                CL A   09065H 10 5       11     13,840   SH     SOLE                 13,840

GOLF TR AMER INC                 COM    38168B 10 3       61     85,000   SH     SOLE                 85,000

ICO GLOBAL COMMUNICATIONS	 CL A	44930K 10 8	 293	 50,000	  SH	 SOLE		      50,000

                                                     271,036  9,180,011
